Intangible Assets, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Goodwill and Other Assets	Intangible Assets, Goodwill and Other Assets
Intangible Assets
The following table reflects the components of intangible assets being amortized at December 31, 2018 and 2017:

		December 31, 2018			December 31, 2017
	Weighted Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Sodium Minerals and Sulfur Services:
Customer relationships	5	$94,654	$94,654	$—	$94,654	$92,493	$2,161
Licensing agreements	6	38,678	38,678	—	38,678	36,528	2,150
Non-compete agreement	3	800	356	444	800	89	711
Segment total		134,132	133,688	444	134,132	129,110	5,022
Onshore Facilities & Transportation:
Customer relationships	5	35,430	35,123	307	35,430	35,082	348
Intangibles associated with lease	15	13,260	5,407	7,853	13,260	4,933	8,327
Segment total		48,690	40,530	8,160	48,690	40,015	8,675
Marine contract intangible	5	27,000	17,100	9,900	27,000	11,700	15,300
Offshore pipeline contract intangibles	19	158,101	28,431	129,670	158,101	20,109	137,992
Other	5	30,947	16,519	14,428	28,900	13,483	15,417
Total		$398,870	$236,268	$162,602	$396,823	$214,417	$182,406

The licensing agreements referred to in the table above relate to the agreements we have with refiners to provide services. The onshore facilities and transportation lease relates to a terminal facility in Shreveport, Louisiana. The marine contract intangible relates to the contracts we assumed in the purchase of the M/T American Phoenix in November 2014.
The offshore pipeline contract intangibles relate to customer contracts surrounding certain transportation agreements with producers in the Lucius production area in Southeast Keathley Canyon, which support our SEKCO pipeline identified in connection with our purchase price allocation surrounding the Enterprise Acquisition.
We are recording amortization of our intangible assets based on the period over which the asset is expected to contribute to our future cash flows. Generally, the contribution to our cash flows of the customer and supplier relationships, licensing agreements and trade name intangible assets is expected to decline over time, such that greater value is attributable to the periods shortly after the acquisition was made. The onshore facilities and transportation lease, marine contract, offshore pipeline contract intangibles and other intangible assets are being amortized on a straight-line basis. Amortization expense on intangible assets was $21.8 million, $23.6 million and $24.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The following table reflects our estimated amortization expense for each of the five subsequent fiscal years:

	2019	2020	2021	2022	2023
Sodium Minerals and Sulfur Services:
Non Compete	267	177	—	—	—
Onshore Facilities & Transportation:
Customer relationships	39	38	37	35	34
Intangibles associated with lease	474	474	474	474	474
Marine contract intangibles	5,400	4,500	—	—	—
Offshore pipeline contract intangibles	8,321	8,321	8,321	8,321	8,321
Other	3,153	3,132	2,011	1,853	1,568
Total	$17,654	$16,642	$10,843	$10,683	$10,397

Goodwill
The carrying amount of goodwill in sodium minerals and sulfur services was $301.9 million in December 31, 2018 and 2017. During 2018, we recognized a goodwill impairment loss of $23.1 million related to our onshore facilities and transportation segment during the period. The goodwill impairment was specifically related to our supply and logistics reporting unit, that primarily includes our legacy crude oil and refined products marketing and trucking businesses. Due to our efforts to rightsize these businesses, along with the volatility of crude oil prices and the impact this volatility has on the availability of crude oil and heavy refined products for us to market, the fair value of the reporting unit was determined to be lower than the carrying value of the reporting unit, including goodwill. The fair value was derived using a discounted cash flow present value technique.
Other Assets
Other assets consisted of the following:

	December 31,
	2018	2017
CO2 volumetric production payments, net of amortization	$890	$2,175
Deferred marine charges, net (1)	28,175	30,246
Contract assets (2)	72,241	—
Other deferred costs and deposits	20,401	24,207
Other assets, net of amortization	$121,707	$56,628

(1)	See discussion of deferred charges on marine transportation assets in the Summary of Accounting Policies (Note 2)

(2)	See Revenue Recognition (Note 3) for discussion on the circumstances that result in the recognition of contract assets.
The CO2 assets are being amortized on a units-of-production method. We recorded amortization of $1.3 million in 2018, $1.3 million in 2017 and $3.9 million in 2016.